Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class
	As of December 31, 2017
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,375	$(2,897)	$478
Computer software	1,018	(493)	525
Domain names and trademarks	1,434	(1,196)	238
Developed technologies	612	(525)	87
Total	$6,439	$(5,111)	$1,328

	As of December 31, 2018
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,213	$(3,213)	$—
Computer software	2,105	(898)	1,207
Domain names and trademarks	1,366	(1,330)	36
Developed technologies	583	(583)	—
Others	145	(39)	106
Total	$7,412	$(6,063)	$1,349

Expected amortization expense
Intangible Assets Amortization Expense
2019	$438
2020	412
2021	412
2022	72
2023	5
Thereafter	10
Total expected amortization expense	$1,349